CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Income Statement [Abstract]
Revenues	$ 1,331,956	$ 1,447,109
Cost of Goods Sold	678,073	472,926
Gross Profit	653,883	974,183
Operating expenses:
Research and development	3,625,468	2,961,394
General and administrative	8,980,709	10,905,129
Depreciation and amortization	478,115	232,886
Operating lease cost and rent	260,271	275,785
(Gain) loss on disposal of fixed assets		(29,125)
Total operating expenses	13,344,563	14,346,069
Loss from operations	(12,690,680)	(13,371,886)
Other income (expense), net:
Change in fair value of derivative liabilities	3,595	372,214
Interest expense	(5,426,364)	(16,129,499)
Gain (loss) on settlement of debt	3,992	(33,068,313)
Total other income (expense), net	(5,418,777)	(48,825,598)
Net income (loss)	$ (18,109,457)	$ (62,197,484)
Net loss per share - basic	$ (0.00)	$ (0.02)
Net loss per share - diluted	$ (0.00)	$ (0.02)
Weighted average common share outstanding - basic	5,091,857,082	4,029,658,082
Weighted average common share outstanding - diluted	5,091,857,082	4,029,658,082